Intangible Assets - Disclosure of Detailed Information About Key Assumptions by CGU for Impairment Test (Detail)	Dec. 31, 2022	Dec. 31, 2021
Mexico
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	9.50%	6.80%
Weighted average cost of capital after tax percentage	6.50%	4.90%
Brazil
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.60%	9.10%
Weighted average cost of capital after tax percentage	7.20%	5.80%
Colombia
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	13.90%	8.70%
Weighted average cost of capital after tax percentage	8.00%	5.80%
Argentina
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	27.80%	19.70%
Weighted average cost of capital after tax percentage	19.80%	14.50%
Guatemala
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	10.20%	7.90%
Weighted average cost of capital after tax percentage	7.60%	6.10%
Costa Rica
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	15.40%	13.50%
Weighted average cost of capital after tax percentage	10.20%	9.20%
Nicaragua
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	24.60%	18.30%
Weighted average cost of capital after tax percentage	11.80%	10.60%
Panama
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	11.00%	8.50%
Weighted average cost of capital after tax percentage	8.30%	6.50%
Uruguay
Disclosure of detailed information about intangible assets [line items]
Weighted average cost of capital pre tax percentage	10.20%	8.50%
Weighted average cost of capital after tax percentage	7.40%	6.10%
Expected Annual Long-Term Inflation 2023-2027 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.30%
Expected Annual Long-Term Inflation 2023-2027 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.90%
Expected Annual Long-Term Inflation 2023-2027 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.90%
Expected Annual Long-Term Inflation 2023-2027 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	68.00%
Expected Annual Long-Term Inflation 2023-2027 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.40%
Expected Annual Long-Term Inflation 2023-2027 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	3.30%
Expected Annual Long-Term Inflation 2023-2027 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	4.10%
Expected Annual Long-Term Inflation 2023-2027 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	2.20%
Expected Annual Long-Term Inflation 2023-2027 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation	5.70%
Expected Volume Growth Rates 2023-2027 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	2.40%
Expected Volume Growth Rates 2023-2027 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.30%
Expected Volume Growth Rates 2023-2027 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	9.50%
Expected Volume Growth Rates 2023-2027 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.50%
Expected Volume Growth Rates 2023-2027 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	14.80%
Expected Volume Growth Rates 2023-2027 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.40%
Expected Volume Growth Rates 2023-2027 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	6.00%
Expected Volume Growth Rates 2023-2027 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.00%
Expected Volume Growth Rates 2023-2027 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates	4.00%
Expected Annual Long-Term Inflation 2022-2026 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.70%
Expected Annual Long-Term Inflation 2022-2026 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.30%
Expected Annual Long-Term Inflation 2022-2026 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.00%
Expected Annual Long-Term Inflation 2022-2026 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		35.90%
Expected Annual Long-Term Inflation 2022-2026 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.20%
Expected Annual Long-Term Inflation 2022-2026 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		3.10%
Expected Annual Long-Term Inflation 2022-2026 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		4.30%
Expected Annual Long-Term Inflation 2022-2026 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		2.20%
Expected Annual Long-Term Inflation 2022-2026 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected annual long term inflation		5.00%
Expected Volume Growth Rates 2022-2026 | Mexico
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		2.80%
Expected Volume Growth Rates 2022-2026 | Brazil
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		7.70%
Expected Volume Growth Rates 2022-2026 | Colombia
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		8.40%
Expected Volume Growth Rates 2022-2026 | Argentina
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		5.40%
Expected Volume Growth Rates 2022-2026 | Guatemala
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		10.70%
Expected Volume Growth Rates 2022-2026 | Costa Rica
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.50%
Expected Volume Growth Rates 2022-2026 | Nicaragua
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		6.40%
Expected Volume Growth Rates 2022-2026 | Panama
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		7.00%
Expected Volume Growth Rates 2022-2026 | Uruguay
Disclosure of detailed information about intangible assets [line items]
Expected volume growth rates		4.00%